Capital management (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	July 31 2020	April 30 2020	October 31 2019
Capital
Common Equity Tier 1 capital	$48,689	$48,543	$46,578
Net Tier 1 capital	54,898	53,045	51,304
Total regulatory capital	64,174	62,523	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$430,542	$446,173	$421,185
Leverage exposures	1,193,840	1,199,022	1,230,648
Capital ratios
Common Equity Tier 1 capital ratio	11.3%	10.9%	11.1%
Tier 1 capital ratio	12.8%	11.9%	12.2%
Total capital ratio	14.9%	14.0%	14.2%
Leverage ratio	4.6%	4.4%	4.2%
(1)	As at July 31, 2020, April 30, 2020 and October 31, 2019, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.